Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 366	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

David R. Carson

President

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn, Esq.

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

(513) 352-6546

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Selective Opportunity Fund (SLCTX)

PROSPECTUS

[            ], 2016

Selective Wealth Management, LLC

828 Main Street, Suite 1703, Lynchburg, VA 24504

www.selectivewealthmanagement.com

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus Dated September 26, 2016

Subject to Completion

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Investment Objective

The investment objective of the Selective Opportunity Fund (the “Fund”) is maximizing long-term returns while protecting client principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.00%
Distribution (12b-1) Fees	NONE
Other Expenses[2]	[ ]%

Total Annual Fund Operating Expenses	[ ]%

1-

This Fund represents one of the investment strategies offered by Selective Wealth Management, LLC (the “Adviser”). Shareholders in the Fund do not pay “Management Fees” directly to the Fund. Clients of the Adviser must enter into a discretionary investment advisory agreement with the Adviser prior to investing in the Fund. Clients pay a management fee to the Adviser under the terms of the discretionary investment advisory agreement. The Adviser’s fee schedule is included in Part 2A of the Adviser’s Form ADV, which is available for download at www.selectivewealthmanagement.com and on the SEC’s website at www.adviserinfo.sec.gov. In addition, shareholders may incur brokerage and/or other transaction based fees for maintaining custody/trading accounts with a broker/dealer or financial intermediary. These fees, if any, will be disclosed to shareholders at the time they enter into a discretionary investment advisory agreement with the Adviser.

2-	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s turnover rate will be available after the Fund completes its first fiscal year.

1

Principal Investment Strategies

The Fund invests primarily in equity securities of U.S. and foreign companies of any size that the Fund’s adviser believes possess a durable competitive advantage and are capable of producing superior returns. The Fund’s adviser, Selective Wealth Management, LLC, uses its Selective Process to identify companies that the adviser believes (1) produce products or services for which there are few good substitutes, (2) have a durable competitive advantage, (3) are highly profitable (as measured by return on equity), (4) have prudent debt levels, (5) have management that skillfully reinvests earnings, and (6) are led by outstanding individuals. The adviser considers companies meeting all six criteria to be “Selective Companies,” and seeks to add the securities of these companies to the Fund’s portfolio at attractive valuations.

The Fund may also invest in companies based on special situations, such as companies that the adviser believes may be involved in mergers, reorganizations, liquidations or recapitalizations that will cause an increase in value of the company. The adviser may make a decision to invest in such a company based on its fundamental analysis of a company, or based on external factors, such as the filing of 13D reports with the SEC.

The Fund is non-diversified and focuses its investments in a relatively small number of Selective Companies, typically seeking to hold between 15 and 25 companies (although the number may vary depending on market conditions).

Equity securities in which the Fund may invest include common stocks and preferred stocks. The Fund may invest in foreign companies either directly or through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may at times write (sell) call options on a portion of the equity securities held in its portfolio to generate income. The Fund may also purchase call options on equity securities of Selective Companies that it believes may increase substantially in value in the near future.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

•

Market Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.

•

Value Style Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the adviser believes are their full market values, either because the market fails to recognize what the adviser considers to be the companies’ true business values or because the adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

•

Growth Style Risk. Growth stocks may trade at a higher multiple of current earnings than other stocks, and the prices of growth stocks may be more sensitive to changes in current and expected earnings than the values of other stocks. Growth stocks may fall out of favor with investors and underperform value stocks during given periods.

•

Management Risk. The Fund is actively-managed and is thus subject to management risk. The adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

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•

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•

Sector/Industry Risk. From time to time, the Fund may have overweighed positions in particular market sectors and/or industries, which can be more volatile or underperform relative to the market as a whole.

•

Special Situation Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, or at all.

•

Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•

Foreign Securities Risk. Investing in securities of foreign issuers involves certain risks not typically associated with U.S. investments, including fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; greater price volatility and illiquidity; different trading and settlement practices; less governmental supervision; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements. The risks of foreign investing are typically greater for investments in companies located in emerging markets. Emerging market countries may experience greater political, economic, and social instability, are more likely to experience high levels of inflation, currency devaluation, and unemployment, than more developed countries.

•

Options Risk. The use of options involves investment techniques and risks that are different from those associated with traditional securities. If the Fund sells a covered call option, it may be required to sell the underlying security at a disadvantageous time or price. The Fund may lose the entire value of the premium paid to purchase a call option.

•	Liquidity Risk. Liquidity risk is the risk that a security or other investment cannot be sold at an advantageous time and/or price because the market cannot accommodate an order to buy or sell.

•	Currency Risk. The Fund’s investments are subject to currency risk. The Fund may take positions to hedge currency risk, but there is no guarantee that these hedges will be fully effective, if at all.

•

Non-Diversification Risk. Because the Fund is non-diversified, it may hold larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security held by the Fund likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.

•

New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

3

Performance

Performance information will be available after the Fund completes a full calendar year of operation.

Portfolio Management

Investment Adviser – Selective Wealth Management, LLC.

Portfolio Manager – Christopher J. Devlin, Chief Investment Officer of the adviser and portfolio manager of the Fund since its inception in December 2016. Mr. Devlin is responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares

Minimum Initial Investment

$10,000 for taxable accounts

$5,500 for retirement accounts

Minimum Additional Investment

NONE

The Fund’s shares are only available to advisory clients of Selective Wealth Management, LLC. Please see the “Account Information” section.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S

PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of U.S. and foreign companies of any size that the Fund’s adviser believes possess a durable competitive advantage and are capable of producing superior returns. The Fund is non-diversified and intends to focus its investments in a relatively small number of companies.

Selection Process. The Fund’s investment adviser, Selective Wealth Management, LLC, utilizes its Selective Process to identify companies that it believes are undervalued. The Selective Process is a six phase process that begins with seeking to identify companies with economic moats that are derived from understandable competitive advantages, such as a network effect, customer captivity, or economies of scale. In the second phase the adviser analyzes the company’s profitability, debt, earnings allocations and management. The adviser may also identify companies based on special situations, such as companies that the adviser believes may be involved in mergers, reorganizations, liquidations or recapitalizations that will cause an increase in value of the company. The adviser may make a decision to invest in such a company based on its fundamental analysis of a company, or based on external factors, such as the filing of 13D reports with the SEC.

Companies that pass the first two phases are added to a watch list and monitored on a daily basis. The third phase of the process is patiently waiting for opportunistic pricing. When an opportunity for purchase is identified, the fourth, or “buy”, phase begins. During this phase the adviser determines the appropriate position size and trade structure. In addition to purchasing the equity securities of Selective Companies, the Fund may at times write (sell) call options on a portion of the equity securities held in its portfolio to generate income. The Fund may also purchase call options on equity securities of Selective Companies that it believes may increase substantially in value in the near future.

During the fifth, or “own”, phase, the adviser continuously assesses the company’s competitive position in the marketplace with the goals of long-term ownership and minimizing loss. In phase six, the Fund will sell positions, typically for one of four reasons: 1) the stock is called away (covered calls above the strike), 2) the company is acquired, 3) the adviser loses confidence in the company’s competitive position in the marketplace, or 4) the price exceeds what the adviser believes is the company’s intrinsic value.

The Fund typically seeks to hold 15 to 25 companies, representing various products or service lines of business (although the number may vary based on market conditions). To the extent the adviser can find Selective Companies whose stocks are trading at sufficiently attractive prices for purchase in various sectors, it will attempt to allocate the Fund’s investments among a broad cross-section of market sectors and industries. However, there may be times when the Fund may hold a large portion of its assets in any one sector at a given time.

Types of Investments. Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities) and preferred stocks. As described above, the Fund may write (sell) covered call options on equity securities held in its portfolio, and may also purchase call options.

The Fund may invest in equity securities of foreign issuers directly or through ADRs or GDRs. ADRs and GDRs are receipts issued by U.S. or global banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs are denominated in U.S. dollars, while GDRs may be denominated in U.S. dollars or in a foreign currency; both ADRs and GDRs may trade on U.S. exchanges while GDRs also may trade on foreign exchanges.

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Principal Risks of Investing in the Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long- term perspective and be able to tolerate potentially sharp declines in value.

•

Value Style Risk. Value stocks involve the risk that they may never reach what the adviser believes is their true value, either because the market does not similarly recognize what the adviser believes to be the stock’s true value or because the adviser’s assessment of the stock’s prospects is wrong. Value stocks may be trading at relatively low valuations as a result of experiencing adverse business developments or may be subject to special risks. While the adviser seeks to acquire stocks for the Fund’s portfolio that are undervalued by the market, the stocks held by the Fund may decrease in value. Different types of stocks tend to fall in and out of favor depending on market conditions, and the market may not favor value style investing.

•

Growth Style Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. If the adviser misjudges a company’s earnings growth, or if the adviser misjudges how other investors will value the company’s earnings growth, then the price of the company’s stock may fall or may not approach the value the adviser has placed on it. Growth stocks may not perform as well as value stocks or the stock market in general during certain periods.

•

Management Risk. The adviser’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses to the Fund and the Fund may not achieve its investment objective.

•

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•

Sector/Industry Risk. From time to time, the Fund may have overweighed positions in particular market sectors and/or industries. Companies within a sector and/or industry may share common characteristics and are likely to react similarly to negative market, regulatory or economic developments. A negative development that affects one stock in a sector and/or industry could affect the value of all stocks in the Fund’s portfolio that are in that sector and/or industry.

•

Special Situation Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, or at all.

•

Small- and Mid-Size Company Risk. Securities issued by small- and mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Their securities may be less liquid and more volatile. Securities of small- and mid-cap companies may trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result, the Fund could have greater difficulty buying or selling a security of small- or mid-cap issuer at an acceptable price, especially in periods of market volatility.

6

•

Foreign Securities Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers may not be subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. To the extent that foreign securities in the Fund’s portfolio are not U.S. dollar- denominated, there is a risk that fluctuations in the exchange rates between the U.S. dollar and the foreign currencies in which such securities are denominated may negatively affect the value of the Fund’s investments in the foreign securities. The risks of foreign investing are typically greater for investments in companies located in emerging markets. Emerging market countries typically have less developed regulatory and legal systems, and are more susceptible to greater political, economic, and social instability than developed countries. Emerging markets are more likely to experience high levels of inflation, currency devaluation, and unemployment than more developed countries, and investments in emerging market countries may be more volatile and illiquid than investments in developed countries. For these reasons, investments in companies located in emerging markets are generally considered speculative.

•

Options Risk. The use of options involves investment techniques and risks that are different from those associated with traditional securities. When the Fund sells (writes) a covered call option, the Fund assumes the risk of a decline in the market value of the security covering the option and foregoes, during the life of the option, the opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire premium invested in the option.

•

Liquidity Risk. Liquidity risk is the risk that a security or other investment cannot be sold at an advantageous time and/or price because the market cannot accommodate an order to buy or sell. Securities of smaller companies may have a limited market and therefore may be less liquid than securities of larger companies. Liquidity risk also includes the risk that trading on an exchange may be halted because of market conditions.

•	Currency Risk. The Fund’s investments are subject to currency risk. The Fund may take positions to hedge currency risk, but there is no guarantee that these hedges will be fully effective, if at all.

•

Non-Diversification Risk. Because the Fund is non-diversified, it may hold larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund. In particular, the Fund typically seeks to hold between 15 and 25 companies and therefore may be more susceptible to adverse developments affecting any single company held in its portfolio, and may be more susceptible to greater losses because of these developments, than a diversified fund that holds a greater number of investments.

•

New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

7

Changes in Policies

The Fund’s Trustees may change the Fund’s investment objective, investment strategies, and other policies set forth in this Prospectus without shareholder approval, except as otherwise provided.

Temporary Defensive Positions

In response to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, such as investing some or all of the Fund’s assets in cash or cash equivalents. The Fund may also choose not to use these temporary defensive strategies for a variety of reasons, even in volatile market conditions. Engaging in these temporary defensive measures may cause the Fund to miss out on investment opportunities and may prevent the Fund from achieving its investment objective. While temporary defensive positions are designed to limit losses, these strategies may not work as intended.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ACCOUNT INFORMATION

How to Buy Shares

Shares of the Fund may only be purchased on behalf of clients of the adviser who have entered into an investment advisory contract with the adviser. Purchase, exchange and redemption (sell) orders are effected based on instructions from the adviser (in its capacity as discretionary investment adviser to its client) to the broker-dealer or financial intermediary where such client’s account is maintained.

Eligible Investors

The Fund is available only to clients of the adviser. To engage the adviser, please call [                    ] and ask to speak with an investment professional. The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be a client of the adviser, and each investor, by purchasing shares, agrees to any such redemption.

Minimum Initial Investment

The minimum initial investment in the Fund by an eligible investor is $10,000 for taxable accounts and $5,500 for retirement accounts. The adviser may, in its sole discretion, waive this minimum in certain circumstances.

Additional Investments

There is no minimum for additional investments in the Fund.

Opening an Account Through Your Broker or Financial Institution

The adviser requires all investment advisory clients to maintain custody/trading accounts with a broker-dealer or financial institution. All purchase orders through these accounts are effected based on instructions by the adviser and these orders will be executed at the NAV next determined after the order is received by such organization in proper form. The Fund has authorized one or more brokers to receive on their behalf purchase, exchange and redemption orders and these organizations are authorized to designate other intermediaries to receive purchase orders on the Fund’s behalf. In addition, these organizations may charge transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options. These organizations may be the shareholders of record of your shares.

8

Tax-Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Please contact [Shareholder Services] at [                    ] for information regarding opening an IRA or other retirement account. Please consult with an attorney or tax adviser regarding these plans. You must pay annual custodial fees for your IRA, usually by redemption of sufficient shares of the Fund from your IRA, unless you pay the fees directly to the IRA custodian. Call the Fund’s transfer agent about the IRA custodial fees.

How to Redeem Shares

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after Ultimus Asset Services, LLC receives a redemption request. Redemption orders are effected based on instructions by the adviser. Please call the adviser at [                                ] in the event that you would like to sell shares of the Fund. In such situation, shareholders will receive the NAV next determined after the adviser receives the order.

Through Your Broker or Financial Institution

All redemption orders through these accounts are effected based on instructions by the adviser and these orders will be executed at the NAV next determined after the order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. The brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options.

The Fund’s Policy on Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of the Fund’s shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where the Fund detects a pattern of purchases and sales of the Fund’s shares that indicates market timing or trading that the Fund determines is abusive. This policy generally applies to all shareholders of the Fund. Ultimus Asset Services, LLC, the Fund’s administrator, performs automated monitoring of short-term trading activity with respect to the Fund. Instances of suspected short-term trading are investigated by the administrator’s compliance department. If an instance is deemed a violation of the short-term trading policies of the Fund, then the Fund’s adviser is notified and action, such as suspending future purchases, is taken. A quarterly certification reporting any instances of short-term trading in violation of the Fund’s policies is provided to the Board of Trustees.

There is no guarantee that the Fund will be able to detect or deter market timing in all accounts. In particular, many shareholders may invest in the Fund through financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts—in which Fund shares are held in the name of an intermediary on behalf of multiple beneficial owners—are a common form of holding shares among retirement plans and financial intermediaries, including brokers, advisers, and third-party administrators. In general, the Fund is not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in market timing. The Fund’s administrator reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or market timing. If cash flows or other information indicate that market timing may be taking place, the Fund will seek the intermediary’s assistance to help identify and remedy any market timing. However, the Fund’s ability to monitor and deter market timing in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial intermediaries. Financial intermediaries may apply different or additional limits on frequent trading. If you invest in the Fund through an intermediary, please read that intermediary’s program materials carefully to learn of any additional rules or fees that may apply.

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Additional Information

If you are not certain of the requirements for a redemption, please call your adviser at [                    ]. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange (“NYSE”) is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent by check by the Fund and not cashed within 180 days will be reinvested at that time in the Fund at the current day’s NAV as defined under “Determination of Net Asset Value” below. Redemption proceeds that are reinvested are subject to market risk like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $10,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

Determination of Net Asset Value

The price you pay for your shares and that you receive upon the sale of your shares is based on the Fund’s NAV. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

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The Fund’s assets generally are valued at their market value. If market quotations are not readily available, or if an event occurs after the close of the trading market but before the calculation of the Fund’s NAV that materially affects the value of a security, the security will be valued by the Fund’s adviser at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the adviser according to procedures approved by the Board of Trustees. Fair valuation also is permitted if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, or the adviser is aware of any other data that calls into question the reliability of market quotations. Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of the Fund, which would harm long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders. However, there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security. The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income gains that the Fund distributes to shareholders. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains at least annually. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of net realized capital gains.

Taxes

Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as discussed below.

The Fund will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss) to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

As a result of the Fund’s investment objective and strategies, the Fund’s income may include net-short-term gains from certain options transactions. Premium income from option transactions is distributed as short-term capital gains subject to ordinary income tax rates.

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Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the Fund’s current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to shareholders. These transactions typically create the tax liabilities described in the table below for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects current law.

Type of Transaction	Tax Status

Qualified dividend income

Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $415,050 (individual filers) or $466,950 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Net short-term capital gain distributions	Ordinary income rates.

Net long-term capital gain distributions

Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $415,050 (individual filers) or $466,950 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Sales of shares (including redemptions) owned more than one year

Gains taxed at generally maximum 15% rate on non- corporate taxpayers whose income is equal to or less than $415,050 (individual filers) or $466,950 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules.

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An additional 3.8% Medicare tax generally will be imposed on certain net investment income of non-corporate taxpayers, including dividends and capital gain distributions received from the Fund and gains from the sale of shares, including redemptions.

As described generally above, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% or 20% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

The Fund’s principal investment strategy is to hold a long-only stock portfolio of a relatively small number of companies. As a result of this principal investment strategy, the Fund could be required, at certain points during its tax year, to sell portfolio securities to satisfy the asset diversification test applicable to regulated investment companies. All or a portion of any loss that the Fund realizes on a sale or other disposition of shares of stock or securities may be disallowed to the extent that the Fund acquires substantially identical stock or securities within 30 days before or after the date of disposition. Any loss disallowed under these rules will be added to the Fund’s tax basis in the new stock or security.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions and sales proceeds. If you are subject to back-up withholding, we also will withhold and pay to the IRS 28% (or any applicable higher rate) of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting. Federal law requires mutual fund companies to report their shareholders’ cost basis, gain/loss, and holding periods to the IRS on Fund shareholders’ Form 1099s when “covered” securities are sold. Covered securities include any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases (including reinvested dividends and declared or reinvested capital gain distributions) on different dates at differing NAVs, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your IRS Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Treasury Department regulations or consult your tax advisor with regard to your personal circumstances.

General Disclaimer. For those securities defined as “covered” under current IRS cost basis reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot identification information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Investment Adviser

Selective Wealth Management, LLC, 828 Main St., Suite 1703, Lynchburg, VA 24504, serves as the investment adviser to the Fund. The adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The adviser sets the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies solicited by portfolio companies. The adviser was formed in 2012, and provides portfolio management services to individuals, institutions, and charitable organizations. The adviser is owned and controlled by Christopher J. Devlin, Chief Investment Officer of the adviser and Portfolio Manager of the Fund. As of December 31, 2015, the adviser managed $[        ] million in assets.

For its services, the Fund does not pay an advisory fee to the adviser; however the Fund is available only to clients of the adviser. These clients must have entered into a discretionary investment advisory contract with the adviser that provides for the payment of an advisory fee. Please refer to your investment advisory agreement for information on advisory fees. The adviser’s current fee schedule is included in Part 2A of its Form ADV, which is available for download at www.selectivewealthmanagement.com or on the SEC’s website at www.adviserinfo.sec.gov.

A discussion of the factors that the Board of Trustees considered in approving the management agreement for the Fund will be contained in the Fund’s initial report to shareholders.

If you invest in the Fund through a Financial Intermediary, the policies and fees for transacting business may be different than those described in this prospectus. Some Financial Intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some Financial Intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the Financial Intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the Financial Intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the Financial Intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the adviser may pay a fee to Financial Intermediaries for such services.

To the extent that the adviser pays a fee to a Financial Intermediary for distribution or shareholder servicing, the adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the Financial Intermediary. Although neither the Fund nor the adviser pays for the Fund to be included in a Financial Intermediary’s “preferred list” or other promotional program, some Financial Intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial Intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than shares of other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by Financial Intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Manager

Christopher J. Devlin, CFA. Mr. Devlin is responsible for the day-to-day management of the portfolio of the Fund. He has been Portfolio Manager for the Fund since its inception. Mr. Devlin, who holds the Chartered Financial Analyst (CFA) designation, is Chief Investment Officer of the adviser and Portfolio Manager of the Selective Process strategy.

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Prior to forming het adviser in 2012, Mr. Devlin managed the investment portfolio of Charis Equity in 2009 and 2010. Mr. Devlin earned Bachelor’s degree in Engineering from Pennsylvania State University in 2007, and received a Master’s degree in Theology and Apologetics from Liberty University in 2012.

The Fund’s Statement of Additional Information provides additional information about the Fund’s Portfolio Manager, including his compensation, other accounts that he manages, and ownership of Fund shares.

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FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While the prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Fund’s first Annual Report will include a discussion by Fund management of market conditions, economic trends, and investment strategies that significantly affected the Fund’s performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the prospectus and contains additional information about the Fund and its investment restrictions, risks, policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the Fund’s current SAI and Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

On the Internet: Download these documents from the Fund’s Internet site at www.selectivewealthmanagement.com.

By Telephone: Call [Shareholder Services] at [                                ].

By Mail: Send a written request to:

Selective Opportunity Fund

[c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707]

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520

Investment Company Act #811-21237

Selective Opportunity Fund Prospectus [ ], 2016

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus Dated September 26, 2016

Subject to Completion

SELECTIVE OPPORTUNITY FUND

(                    )

A Series of the Unified Series Trust

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2016

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Selective Opportunity Fund (the “Fund”) dated [            ], 2016. A free copy of the Prospectus can be obtained by writing the [transfer agent at Ultimus Asset Services, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 46246], by calling [Shareholder Services] at [                                ], or by visiting the Fund’s website at www.selectivewealthmanagement.com.

DESCRIPTION OF THE TRUST AND FUND

The Selective Opportunity Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on [            ], 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Selective Wealth Management, LLC (the “Adviser”).

The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and Ultimus Asset Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers one class of shares, and may offer additional classes of shares in the future. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board of Trustees determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and in this SAI.

The Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would also be permitted to designate others to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order. Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund.

The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

A. Common Stocks and Equivalents. The Fund will invest in common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B. Foreign Securities. The Fund may invest in foreign securities, either directly or indirectly through depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are foreign receipts evidencing a similar arrangement. For purposes of the Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be treated as indirect foreign investments. For example, an ADR or GDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored.” While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depositary receipts generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the depositary receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities.

Other foreign securities may be denominated in U.S. dollars and trade on domestic stock exchanges. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. When the Fund invests in ADRs or other U.S. dollar-denominated foreign securities, it generally will not be subject to currency risk.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

C. Income Trusts. The Fund may invest in income trusts, including real estate investment trusts (“REITs”), business trusts and oil royalty trusts. Income trusts are operating businesses that have been put into a trust. Income trusts pay out the majority of their free cash flow to unit holders. The businesses that are sold into these trusts are usually mature and stable income-producing companies that lend themselves to fixed (monthly or quarterly) distributions. These trusts are regarded as equity investments with fixed-income attributes or high-yield debt with no fixed maturity date. These trusts typically offer regular income payments and a significant premium yield compared to other types of fixed income investments.

Real Estate Investment Trusts. The Fund may invest in REITs. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. The Fund generally considers equity REITs to be equity securities, while mortgage REITs and hybrid REITs generally are considered fixed income securities. REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

Business Trusts. A business trust is an income trust where the principal business of the underlying corporation or other entity is in the manufacturing, service or general industrial sectors. It is anticipated that the number of businesses constituted or reorganized as income trusts will increase significantly in the future. Conversion to the income trust structure is attractive to many existing mature businesses with relatively high, stable cash flows and low capital expenditure requirements, due to tax efficiency and investor demand for high-yielding equity securities. One of the primary attractions of business trusts, in addition to their relatively high yield, is their ability to enhance diversification in the portfolio as business trusts may cover a broad range of industries and geographies, including public refrigerated warehousing, mining, coal distribution, sugar distribution, forest products, retail sales, food sales and processing, chemical recovery and processing, data processing, gas marketing and check printing. Each business represented is typically characterized by long life assets or businesses that have exhibited a high degree of stability. Investments in business trusts are subject to various risks, including risks related to the underlying operating companies controlled by such trusts. These risks may include lack of or limited operating histories and increased susceptibility to interest rate risks.

Oil Royalty Trusts. A royalty trust typically controls an operating company which purchases oil and gas properties using the trust’s capital. The royalty trust then receives royalties and/or interest payments from its operating company, and distributes them as income to its unit holders. Units of the royalty trust represent an economic interest in the underlying assets of the trust.

The Fund may invest in oil royalty trusts that are traded on U.S. stock exchanges. Oil royalty trusts are income trusts that own or control oil and gas operating companies. Oil royalty trusts pay out substantially all of the cash flow they receive from the production and sale of underlying crude oil and natural gas reserves to shareholders (unit holders) in the form of monthly dividends (distributions). As a result of distributing the bulk of their cash flow to unit holders, royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these royalty trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Consequently, oil royalty trusts are considered less exposed to the uncertainties faced by a traditional oil and gas exploration and production corporation. However, oil royalty trusts are still exposed to commodity risk and reserve risk, as well as operating risk.

The operations and financial conditions of oil royalty trusts, and the amount of distributions or dividends paid on their securities, are dependent on oil prices. Prices for commodities vary and are determined by supply and demand factors, including weather, and general economic and political conditions. A decline in oil prices could have a substantial adverse effect on the operations and financial conditions of the trusts. Such trusts also are subject to the risk of an adverse change in the regulation of the natural resource industry and other operational risks relating to the energy sector. In addition, the underlying operating companies held or controlled by the trusts are usually involved in oil exploration; however, such companies may not be successful in holding, discovering, or exploiting adequate commercial quantities of oil, the failure of which will adversely affect their values. Even if successful, oil and gas prices have fluctuated widely during recent years and may continue to do so in the future. In addition, the demand in and supply to the developing markets could be affected by other factors such as restrictions on imports, increased taxation, and creation of government monopolies, as well as social, economic and political uncertainty and instability. Furthermore, there is no guarantee that non-conventional sources of natural gas will not be discovered which would adversely affect the oil industry.

Moreover, as the underlying oil and gas reserves are produced the remaining reserves attributable to a royalty trust are depleted. The ability of a royalty trust to replace reserves is therefore fundamental to its ability to maintain distribution levels and unit prices over time. Oil royalty trusts manage reserve depletion through reserve additions resulting from internal capital development activities and through acquisitions.

When the Fund invests in foreign oil royalty trusts, it will also be subject to foreign securities risks which are more fully described above.

D. Investment Company Securities. The Fund may invest in shares of other investment companies, such as other mutual funds, money market funds, unit investment trusts, and exchange-traded funds (“ETFs”). For example, the Fund may invest in ETFs whose investments are consistent with the Fund’s own investment strategy. In addition, the Fund also may invest in ETFs that do not meet such investment strategy, for defensive and other purposes. Additionally, the Fund may invest in new exchange-traded shares as they become available. As a shareholder of an investment company, the Fund will indirectly bear its pro rata portion of service and other fees of such other investment company, which are in addition to the fees the Fund pays its service providers. For example, shareholders may incur expenses associated with capital gains distributions by the Fund as well as the underlying funds in which the Fund invests. Shareholders also may incur increased transaction costs as a result of the Fund’s portfolio turnover rate and/or because of the high portfolio turnover rates in the underlying funds. The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds. The Fund’s only option is to redeem its investment in an underlying fund in the event of dissatisfaction with the fund.

E. Securities Lending. The Fund may, from time to time, lend securities to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. The Fund’s securities lending practices will be limited to no more than 33% of its total assets.

To be acceptable as collateral, letters of credit must be issued by a bank that is deemed satisfactory by the Adviser, and must obligate the bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The Fund receives amounts equal to the dividends or interest on the loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodial and administrative fees in connection with its securities loans. However, fees may only be paid to a placing broker if (a) the Adviser determines that such fees paid to the placing broker are reasonable and based solely upon services rendered, and (b) the Board of Trustees of the Trust separately considers the propriety of any fee shared by the placing broker with the borrower and determines that the fees paid to the placing broker are not used to compensate the Adviser or any of its affiliated persons.

Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The terms of the Fund’s loans must meet applicable tests under the Internal Revenue Code of 1986, as amended (the “Code”) and must permit the Fund to re-acquire loaned securities on five days’ notice or in time to vote on any important matter. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights.

F. Options. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for over-the-counter (“OTC”) options written by the Fund may be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction (“counterparty”) (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

G. Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days. The dividend rate on auction rate preferred stock usually is subject to a maximum rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

H. Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service, attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, the transfer agent or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

I. Special Situation Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, or at all.

J. Illiquid Securities Risk. The Fund may invest in illiquid securities, but will limit its investments in illiquid securities to no more than 15% of the Fund’s net assets. Illiquid securities are securities that may be difficult to sell promptly (generally within seven days) at approximately their current value because of a lack of an available market and other factors. Under the supervision of the Trust’s Board of Trustees (the “Board”), the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The sale of some illiquid and other types of securities may be subject to legal restrictions.

If the Fund invests in securities for which there is no ready market, the Fund may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market, and which can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

K. Currency Risk. The Fund’s investments are subject to currency risk. The Fund may take positions to hedge currency risk, but there is no guarantee that these hedges will be fully effective, if at all.

L. Fixed Income Risk.

Credit Risk. The issuer of a fixed income security may be unable or unwilling to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will typically decline because investors will demand a higher rate of return.

Interest Rate Risk. As interest rates rise, the value of any fixed income securities held by the Fund is likely to decrease.

Duration Risk. Prices of fixed income securities with longer effective durations are more sensitive to interest rate changes than those with shorter effective durations.

Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics. Changes in economic conditions or other circumstances that have a negative impact on the issuer are more likely to lead to a weakened capacity to pay the preferred stock obligations than is the case with higher grade securities.

M. Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in particular asset classes, securities of a single issuer or instrument and in a relatively small number of issuers or instruments. It is therefore more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers or instruments may also present substantial credit or other risks.

INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, including commodities futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by the paragraphs above, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations—Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Illiquid Securities. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.

4. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

5. Non-Diversification. As a non-diversified portfolio, the Fund may invest its assets in the securities of any issuer without limitation. However, in order to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended, the Fund will comply with the following restriction: With respect to at least 50% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer. Because the Fund is a non-diversified portfolio, it may invest in a smaller number of individual issuers than a diversified company, and an investment in the Fund may, under certain circumstances, present greater risk to an investor than an investment in a diversified investment company.

INVESTMENT ADVISER

Selective Wealth Management, LLC, 828 Main St., Suite 1703, Lynchburg, VA 24504, serves as the investment adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser sets the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies solicited by portfolio companies. Mr. Christopher J. Devlin is a majority owner of the Adviser.

For its services, the Funds do not pay an advisory fee to the Adviser; however the Funds are available only to clients of the Adviser. These clients must have entered into a discretionary investment advisory contract with the Adviser that provides for the payment of an advisory fee. Please refer to your investment advisory agreement for information on advisory fees. The Adviser’s current fee schedule is included in Part 2A of its Form ADV, which is available for download at [www.selectivewealthmanagement.com] or on the SEC’s website; and

The Adviser retains the right to use the name “Selective Wealth” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Selective Wealth” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days written notice.

The Adviser may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Manager

The Fund is managed by Mr. Christopher J. Devlin, CFA, the Chief Investment Officer for the Adviser (the “Portfolio Manager”). As of November 30, 2016, the Portfolio Manager was also responsible for the management of the following types of other accounts in addition to the Fund:

Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies:	Registered Investment Companies:	Registered Investment Companies:	Registered Investment Companies:

Pooled Investment Vehicles:	Pooled Investment Vehicles:	Pooled Investment Vehicles:	Pooled Investment Vehicles:

Other Accounts:	Other Accounts:	Other Accounts:	Other Accounts:

At present, the Portfolio Manager receives a base salary and participates in a bonus pool that is determined by his achievements, ability and teamwork. The bonus pool consists of the gross revenue of the Adviser less base salaries and operating expenses. The result is that every person at the Adviser has a material stake in the success of every aspect of the Adviser’s work as a team.

The Portfolio Manager provides investment advisory services to other clients of the Adviser in addition to managing the Fund. The Portfolio Manager is obligated to make investment decisions for a client based on each client’s specific investment objective, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and an obligation to treat all accounts fairly and equitably over time. Conflicts may arise as a result of the Portfolio Manager’s multiple roles in managing the Fund and servicing other client accounts. For example, managing the other separate accounts may result in the Portfolio Manager devoting unequal time and attention to the Fund.

Due to similarities in the investment strategies of the Fund and certain other client accounts, the Portfolio Manager’s duties may overlap. For example, the Portfolio Manager may be able to combine responsibilities, such as research and stock selection for the Fund and other separate accounts. However, to the extent that the Fund and another of the Adviser’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if other clients desire to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given day and limited quantities are available, the Adviser has adopted trade allocation procedures pursuant to which purchases and sales normally will be made on a pro rata, average price per share basis, or such other method as it deems fair and reasonable.

Even where the Fund and multiple separate accounts are managed using similar investment strategies, the Portfolio Manager may take action with respect to the Fund that may differ from the timing or nature of action taken with respect to another client account. For example, there may be circumstances under which the Portfolio Manager will cause one or more separate accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of Fund assets that the Portfolio Manager commits to such investment, and vice versa. There also may be circumstances under which the Portfolio Manager purchases or sells an investment for the separate accounts and does not purchase or sell the same investment for the Fund, or vice versa. Accordingly, the Fund’s performance may differ significantly from the results achieved by the Adviser’s other clients. It is possible that one or more of the Adviser’s other client accounts may achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, the Fund may sustain losses during periods in which one or more separate accounts achieve significant profits.

The Portfolio Manager may also carry on investment activities for his own account(s) and/or the accounts of immediate family members.

Conflicts may arise as a result of the Portfolio Manager’s differing economic interests in respect of such activities. As of the date of this SAI, the Portfolio Manager owned no shares of the Fund.

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS. The Board of Trustees (the “Board”) supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947)	Current: President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008; Chairman and Founder, Constitution Education Foundation since February 2011.

Chairman of the Audit and Pricing Committees Independent Trustee, December 2002 to present	Previous: Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. a full service trust company, from September 1991 to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation from June 2005 to September 2011; Chairman of investment committee for the Diana Davis Spencer Foundation from October 2011 to May 2014.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present	Current: President and founder of The Rose, Inc., a registered investment advisor, since April 1993.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

Current: Executive Advisor of Standard Steel, LLC, a manufacturer of forged steel wheels and axles, since January 2016; Director and Vice President of Standard Steel Holdings Co., a holding company which owns Standard Steel, LLC, since January 2015; Director of International Crankshaft, Inc. since 2004.

Previous: Chief Executive Officer of Standard Steel LLC from August 2011 to January 2016; Director of Steel Wheels Acquisition Corp. and Standard Steel, Inc., both holding companies which, through subsidiaries, produced steel wheels and axles, from August 2011 to December 2014; President and Chief Executive Officer of International Crankshaft Inc., an automotive supply manufacturing company, from 2004 to August 2011; Chairman of SMI Crankshaft LLC, an automotive and truck supplier, from July 2010 to August 2011.

Ronald C. Tritschler (1952) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Current: Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial, a full-service bank, since 1998.

Previous: Chairman, Bluegrass Tomorrow, nonprofit organization, and Chairman of The Lexington Convention and Visitors’ Bureau.

Kenneth G.Y. Grant (1949) Independent Trustee, May 2008 to present	Current: Executive Vice President and Chief Officer, Corporate Development for Global Trust Company, a nondepository trust company, since 2008, Advisors Charitable Gift Fund since May 2005, Northeast Retirement Services, Inc., a provider of retirement and charitable services products, since February 2003 and Savings Banks Employees Retirement Association, a provider of qualified retirement benefit plans, since February 2003; Director, Lift Up Africa since 2008; Chair Investment Committee since January 2011 and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*	The address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 16 series.

The following table provides information regarding the interested Trustee and the Officers of the Trust.

Name, Address*, (Year of Birth), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (1955)*** Trustee, November 2007 to present	Current: Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Dave Carson (1958) President, January 2016 to present

Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013; Principal Executive Officer, UMT since October 2014.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Bo Howell (1981) Vice President of Legal Services and Secretary, January 2016 to present

Current: Vice President, Director of Fund Administration for Ultimus Fund Solutions, LLC since 2014; Secretary, UMT since 2015.

Previous: Assistant Secretary, UMT (2014); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012).

John C. Swhear (1961) Vice President, January 2016 to present

Current: Assistant Vice President and Associate Director of Compliance, Ultimus Fund Solutions, LLC since 2015; Chief Compliance Officer, Unified Financial Securities, LLC since May 2007; Chief Compliance Officer and AML Officer, Capitol Series Trust since September 2013; Chief Compliance Officer, AML Officer and Vice President, Valued Advisers Trust since May 2007.

Previous: Vice President of Legal Administration, Compliance and Risk for Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC), the Trust’s administrator, (April 2007 to December 2015), Director (May 2014 to December 2015); President, Unified Series Trust (August 2013 to January 2016), Interim President (March 2012 to August 2013), Senior Vice President of Unified Series Trust (May 2007 to March 2012); Secretary of Huntington Funds (April 2010 to February 2012).

Zachary P. Richmond (1980) Treasurer and Chief Financial Officer, November 2014 to present

Current: Assistant Vice President, Associate Director of Financial Administration since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

*	The address for each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this SAI, the Trust consists of 16 series.
***	Ms. Kelly may be deemed an interested trustee because she is an officer of an entity that until December 2015 was under common control with Unified Financial Securities, Inc., one of the Trust’s distributors. The Board reviewed and approved this arrangement.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Stephen A. Little – Mr. Little has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Board. He previously served as trustee to three other registered investment companies. In 1993, he founded an investment advisory firm that provides discretionary investment advice and advice on socially responsible investing. Mr. Little previously held NASD Series 6, 7, and 22 licenses. Mr. Little received a B.A. from Wabash College and a M. Div. from Christian Theological Seminary. Prior to completing his education, Mr. Little served in the U.S. Marine Corps. Mr. Little was selected to serve as Trustee of the Trust based primarily on his experience in the investment management industry.

Gary E. Hippenstiel – Mr. Hippenstiel has served as a mutual fund trustee since 1995. He has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Audit and Pricing Committees of the Board of Trustees. He previously served as a trustee to three other registered investment companies and a variable insurance trust. In 2008, Mr. Hippenstiel founded an investment consulting firm and he also serves as Chairman of the investment committee for two family foundations. Prior to that, he served as Chief Investment Officer of Legacy Trust Company for 17 years, where he was responsible for establishing investment strategies and selecting and monitoring independent managers of trust accounts. Mr. Hippenstiel received a B.S. in Business Administration and an M.B.A. in Finance from the University of California, Berkeley. Mr. Hippenstiel was selected as Trustee based primarily on his experience in the investment management industry.

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002. He has also served as trustee of three other registered investment companies. From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company. Since 2002, he has served as CEO of various multi-national companies. Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University. He also received his registered Professional Engineer license. Mr. Condon was selected as Trustee based on his over 22 years of international business experience.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002. He also has served as trustee of three other registered investment companies. Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company. He also is a director of a bank holding company. Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace College and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

Kenneth G.Y. Grant – Mr. Grant has been an Independent Trustee of the Trust since 2008. He is a founder of a trust company that offers collective investment trust products to qualified plans. Mr. Grant has over 27 years of executive leadership experience, including experience in management, business development for financial services firms, strategic planning, and investing. Mr. Grant also has experience developing trust and plan accounting services for institutional investors. He currently serves as a senior executive of a retirement plan services provider, as senior vice president of a retirement association and as Treasurer of a council of churches. Mr. Grant received his B.A. in Psychology from Syracuse University, his Th.M. in Theology and Ethics from Boston University, and his M.B.A. from Clark University. Mr. Grant was selected to serve as a Trustee based primarily on his substantial experience in the retirement plan and financial services industry.

Nancy V. Kelly – Ms. Kelly has been a Trustee of the Trust since 2007. She has served as Senior Risk Officer of Huntington National Bank’s Risk Administration business segment since August 2013. Prior to that, she served as Regulatory Reform Director of Huntington National Bank’s Risk Management business segment from March 2012 to August 2013, Chief Administrative Officer of Huntington’s Wealth Advisors, Government Finance, and Home Lending business segment from November 2010 to March 2012, and Executive Vice President of Huntington from December 2001 to November 2010. She is active as a community leader and she serves on the Board of several local organizations, including a youth social services agency. Ms. Kelly was selected to serve as a Trustee based primarily on her experience in managing securities-related businesses operated by banks and her senior position within Huntington Bank, which is an affiliate of the custodian of certain series of the Trust. Ms. Kelly received a B.S. from Hood College in 1977, and an M.B.A. in 1981 from Xavier University.

Independent Trustees Messrs. Hippenstiel, Tritschler, Condon, and Little each have previous experience serving as trustees to other multi- series trusts, which means that they are familiar with issues relating to overseeing multiple advisers and multiple funds. Messrs. Hippenstiel, Little, and Grant have experience conducting due diligence on and evaluating investment advisers – Mr. Hippenstiel as the Chief Investment Officer of Legacy Trust, Mr. Little as the President of a registered investment adviser, and Mr. Grant as an officer of a bank which operated a collective investment trust. This means that they are qualified to review annually each adviser’s qualifications, including the qualification of Selective Wealth Management, LLC to serve as adviser to the Fund. Ms. Kelly’s experience as an officer of the Trust’s custodial bank and former supervisor of the Trust’s administrator provides the Independent Trustees with insight into the operations of the service providers and their day-to-day administration of the Fund.

RISK MANAGEMENT. As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, Pricing Committee, and the Advisory Contract Renewal Committee as described below:

•	The Audit Committee consists of Independent Trustees Messrs. Hippenstiel, Condon, Tritschler and Grant. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2015.

•	The Pricing Committee is responsible for reviewing and approving fair valuation determinations. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. In addition to meetings to approve fair valuations, the Pricing Committee met four times during the year ended December 31, 2015.

•	The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding approvals and renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which are provided by the investment advisers and sub- advisers and the Trust’s Administrator. The Committee also conducts interviews of advisers and sub-advisers to the Trust. The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two Independent Trustees are required to establish a quorum. This Committee held three meetings during the year ended December 31, 2015.

The Audit and Pricing Committees meet at least quarterly, and the Advisory Contract Renewal Committee meets as necessary, and each committee reviews reports provided by administrative service providers, legal counsel and independent accountants. The Committees report directly to the Board of Trustees.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics. In addition, the Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub- advisers. Periodically, the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;

•	Assess how Trust personnel monitor and evaluate risks;

•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

•	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and

•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees meet in-person on a quarterly basis, typically for two days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials, and to interview advisers and sub-advisers whose contracts are up for renewal. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

(2)	Code of Ethics review

(3)	NAV Errors, if any

(4)	Distributor Compliance Reports

(5)	Timeliness of SEC Filings

(6)	Dividends and other Distributions

(7)	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

(8)	Review of 12b-1 Payments

(9)	Multiple Class Expense Reports

(10)	Anti-Money Laundering/Customer Identification Reports

(11)	Administrator and CCO Compliance Reports

(12)	Market Timing Reports

The Board of Trustees has not adopted a formal diversity policy. When soliciting future nominees for Trustee, the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees conduct an assessment of the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2015.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	None
Stephen A. Little	None	$1 - $10,000
Daniel J. Condon	None	None
Kenneth G.Y. Grant	None	$10,001 - $50,000
Nancy V. Kelly	None	None

*	The Trust currently consists of 16 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the series of the Trust in such manner as the Trustees determine to be fair and equitable.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$2,500	$0	$0	$42,500
Stephen A. Little, Chairman of the Board	$2,500	$0	$0	$42,500
Daniel J. Condon, Trustee	$2,000	$0	$0	$34,000
Ronald C. Tritschler, Trustee	$2,000	$0	$0	$34,000
Kenneth G.Y. Grant, Trustee	$2,000	$0	$0	$34,000

Interested Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Nancy V. Kelly, Trustee	$0	$0	$0	$0
Dave Carson, President	$0	$0	$0	$0
Bo Howell, Vice President and Secretary	$0	$0	$0	$0
John C. Swhear, Vice President	$0	$0	$0	$0
Zachary P. Richmond, Treasurer and CFO	$0	$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$8,333	$0	$0	$125,000	[2]

1	The Trust currently consists of 16 series.
2	In addition to the CCO’s salary listed in the table, the CCO is allocated $25,000 for potential bonus compensation, as well as to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisers to the series of the Trust, attendance at compliance seminars, etc. These expenses are allocated to each series of the Trust in such manner as the Trustees determine to be fair and equitable.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the Agreement with the Adviser.

As of the date of this SAI, the Fund had no principal shareholders or control persons. As of the date of this SAI, the Trustees and officers of the Trust as a group owned no shares of the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Transfer Agent, subject to oversight by the Trust’s CCO and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Transfer Agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the Transfer Agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Transfer Agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis, through one or more broker-dealers. Blocked transactions can produce better execution for the Fund and other accounts managed by the Adviser because of the increased volume of each such transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security.

Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the Adviser is selling the same portfolio security for its other client accounts at the same time. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made on a pro rata average price per share basis.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Trust, the Adviser and the Fund’s Distributor as defined herein have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Codes from the Trust, free of charge, by calling [Shareholder Services] at [                                ]. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third-parties prior to (i) the filing of the information with the SEC, (ii) the dissemination of the information to all shareholders of the Fund, or (iii) the day after the information is posted to the Fund’s website. As described below, the policies allow for disclosure of non-public portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s CCO). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s CCO. The Trust and the Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Under the Trust’s policies, the Adviser is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Fund’s Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

The Fund may also disclose non-public portfolio holdings information to rating and ranking organizations, such as Morningstar Inc. and Lipper Inc., in connection with those firms’ research on and classification of the Fund and in order to gather information about how the Fund’s attributes (such as performance, volatility and expenses) compare to peer funds. In these instances, information about the Fund’s portfolio would be supplied within approximately 25 days after the end of the month. In addition, any such ratings organization would be required to keep the Fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board of Trustees.

Absent mitigating circumstances and/or conflicts of interest, it is the Adviser’s general policy to vote proxies consistent with the recommendation of the senior management of the issuer. Notwithstanding the foregoing, the Adviser often will vote against a management recommendation with respect to stock option and other executive compensation plan matters. The Adviser monitors corporate actions of issuers of the Fund’s portfolio securities in a manner consistent with the Adviser’s fiduciary duty to vote proxies in the best interests of its clients.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

You may obtain a copy of the Trust’s and the Adviser’s proxy voting policies by calling [Shareholder Services] at [                                ] [or by writing to the Transfer Agent at Ultimus Asset Services, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, Attn: Unified Series Trust Chief Compliance Officer]. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and the Transfer Agent are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith according to procedures adopted by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. The fund accounting agent maintains a pricing review committee which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise. Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the aggregate amount being redeemed within any 90-day period is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular calendar year) distributes less than 98% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•	Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and

•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

If the Fund fails the gross income test for a taxable year, it will nevertheless be considered to have satisfied the test for such year if (i) the Fund satisfies certain procedural requirements and (ii) the Fund’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect. However, in such case, a tax is imposed on the Fund for the taxable year in which, absent the application of this provision, it would have failed the gross income test equal to the amount by which (i) the Fund’s non-qualifying gross income exceeds (ii) one-ninth of the Fund’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

If the Fund fails the asset diversification test as of the end of a quarter, it will nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances. If the Fund’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (i) one percent of the total value of the Fund’s assets at the end of such quarter and (ii) $10,000,000 (a “de minimis failure”), the Fund will be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter in a case that does not constitute a de minimis failure, the Fund will nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (i) the Fund satisfies certain procedural requirements; (ii) the Fund’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the

Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test. However, in this case, a tax is imposed on the Fund, at the current rate of 35%, on the net income generated by the assets that caused the Fund to fail the asset diversification test during the period for which the asset diversification test was not met. However, in all events, such tax will not be less than $50,000.

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine, for federal income tax purposes, the character and time for recognition of gains and losses that the Fund realizes in connection with the hedge. The Fund’s income from derivative instruments, if any, in each case derived with respect to its business of making investments, should qualify as allowable income for the Fund under the Income Requirement.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards. As of November 30, 2015, the Fund had no capital loss carry forwards available for federal income tax purposes.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from

U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are generally subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six-months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on the shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. A Trustee of the Trust is a member of the Custodian’s management.

FUND SERVICES

Ultimus Asset Services, LLC. (“UAS”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the Fund’s transfer agent, fund accountant, and administrator. UAS is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC, the parent company of the Distributor. Certain officers of the Trust also are officers of the Distributor and Ultimus Fund Solutions, LLC.

UAS maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions. For its services as a transfer agent, UAS receives a monthly fee of $[        ] per shareholder account, subject to a minimum monthly fee of $[        ].

In addition, UAS provides the Fund with fund accounting services, which include certain monthly reports, record keeping and other management-related services. For its services as fund accountant, UAS receives a monthly fee from the Fund equal to an annual rate of [    ]% of the Fund’s average daily net assets up to $100 million; [    ]% of the Fund’s average daily net assets from $100 million to $250 million; and [    ]% of the Fund’s average daily net assets over $250 million, subject to a total minimum monthly fee of $[        ].

UAS also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For these services, UAS receives a monthly fee from the Fund equal to an annual rate of [    ]% of the Fund’s average daily net assets up to $100 million; [    ]% of the Fund’s average daily net assets from $100 million to $250 million; and [    ]% of the Fund’s average daily net assets over $250 million, subject to a total minimum monthly fee of $[        ].

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of [                                                             ] has been selected as Independent Registered Public Accounting Firm for the Fund for the fiscal year ending November 30, 2017. [                        ] will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting services, as requested, in accordance with applicable law and regulations.

DISTRIBUTOR

Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. Certain officers of the Trust are also officers of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, there are no financial statements available.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation

	1.	Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

	2.	First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

	3.	Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

	4.	Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

	5.	Amendments No. 4 and 6 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A on July 5, 2007 and incorporated herein by reference.

	6.	Amendment No. 5 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

	7.	Amendment No. 7 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2007 and incorporated herein by reference.

	8.	Amendment No. 8 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

	9.	Amendment No. 9 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

	10.	Amendment No. 10 to Agreement and Declaration of Trust as filed with the State of Ohio on November 12, 2008 – Filed with Registrant’s registration statement on Form N-1A dated November 28, 2008 and incorporated herein by reference.

	11.	Amendment No. 11 to Agreement and Declaration of Trust as filed with the State of Ohio on February 13, 2009 – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

12.	Amendment No. 12 to Agreement and Declaration of Trust as filed with the State of Ohio on August 11, 2009 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2009 and incorporated herein by reference.

13.	Amendment No. 13 to Agreement and Declaration of Trust as filed with the State of Ohio on October 20, 2010 – Filed with Registrant’s registration statement on Form N-1A dated November 5, 2010 and incorporated herein by reference.

14.	Amendment No. 14 to Agreement and Declaration of Trust as filed with the State of Ohio on November 23, 2010 – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2010 and incorporated herein by reference.

15.	Amendment No. 15 to Agreement and Declaration of Trust as filed with the State of Ohio on April 5, 2011 – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2011 and incorporated herein by reference.

16.	Amendment No. 16 to Agreement and Declaration of Trust as filed with the State of Ohio on August 23, 2011 – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

17.	Amendment No. 17 to Agreement and Declaration of Trust as filed with the State of Ohio on November 17, 2011 – Filed with Registrant’s registration statement on Form N-1A dated November 28, 2011 and incorporated herein by reference.

18.	Amendment No. 18 to Agreement and Declaration of Trust as filed with the State of Ohio on August 28, 2012 – Filed with Registrant’s registration statement on Form N-1A dated September 17, 2012 and incorporated herein by reference.

19.	Amendment No. 19 to Agreement and Declaration of Trust as filed with the State of Ohio on December 9, 2013 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2014 and incorporated herein by reference.

20.	Amendment No. 20 to Agreement and Declaration of Trust as filed with the State of Ohio on August 22, 2014 – Filed with Registrant’s registration statement on Form N-1A dated August 28, 2014 and incorporated herein by reference.

21.	Amendment No. 21 to Agreement and Declaration of Trust as filed with the State of Ohio on April 24, 2015 – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2015 and incorporated herein by reference.

22.	Amendment No. 23 to Agreement and Declaration of Trust as filed with the State of Ohio on November 12, 2015 – Filed with Registrant’s registration statement on Form N-1A dated January 20, 2016 and incorporated herein by reference.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts:

	1.	(a)	Copy of Registrant’s Amended and Restated Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

		(b)	Copy of Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Growth Fund for the period ending April 30, 2017 – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2016 and incorporated herein by reference.

	2.	(a)	Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

		(b)	Copy of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Bond Fund for the period ending January 31, 2017 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2016 and incorporated herein by reference.

	3.	Copy of Registrant’s Amended and Restated Management Agreement with The Roosevelt Investment Group with respect to the Roosevelt Multi-Cap Fund, approved August 13, 2012 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2012 and incorporated herein by reference.

	4.	Copy of Registrant’s Amended and Restated Management Agreement with Iron Financial, LLC dated November 10, 2008 with regard to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2009 and incorporated herein by reference.

	5.	(a)	Copy of Registrant’s Amended and Restated Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2015 and incorporated herein by reference.

		(b)	Copy of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund for period ending January 31, 2017 – Filed Registrant’s registration statement on Form N-1A dated January 28, 2016 and incorporated herein by reference.

	6.	(a)	Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Value Institutional Fund for the period ended May 22, 2018 – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2013 and incorporated herein by reference.

	(c)	Copy of Registrant’s Amended and Restated Management Agreement with Symons Capital Management, Inc. with regard to the Symons Value Institutional Fund and the Symons Concentrated Small Cap Value Institutional Fund – To be filed.

	(d)	Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Concentrated Small Cap Value Institutional Fund – To be filed.

7.	(a)	Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Mid Cap Value Fund for the period ended July 31, 2015 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2014 and incorporated herein by reference.

	(c)	Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Mid Cap Value Fund for the period ended July 31, 2017 – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2016 and incorporated herein by reference.

8.	(a)	Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund for the period ended July 31, 2015 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2014 and incorporated herein by reference.

	(c)	Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund for the period ended July 31, 2017 – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2016 and incorporated herein by reference.

9.	(a)	Copy of Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Mid Cap Value Fund and Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

	(b)	Copy of Amendment to Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2016 and incorporated herein by reference.

10.	(a)	Copy of Registrant’s Management Agreement with SB-Auer Funds, LLC with regard to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

11.	(a)	Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated September 17, 2012 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Opportunity Fund for the period ending April 30, 2017 – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2016 and incorporated herein by reference.

12.	(a)	Copy of Registrant’s Management Agreement with Spouting Rock Fund Management with regard to the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

	(b)	Copy of Subadvisory Agreement between Spouting Rock Fund Management and Convex Capital Management LLC with regard to the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

	(c)	Copy of Amended and Restated Side Letter Agreement with Spouting Rock Fund Management regarding fee waiver and expense reimbursement with respect to the Spouting Rock/Convex Dynamic Global Macro Fund for the period ended January 31, 2017 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2016 and incorporated herein by reference.

13.	(a)	Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Yield Fund – Filed with Registrant’s registration statement on Form N-1A dated November 10, 2014 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Yield Fund for the period ended April 30, 2017 – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2016 and incorporated herein by reference.

14.	(a)	Copy of Registrant’s Management Agreement with Iron Financial, LLC with regard to the Iron Equity Premium Income Fund – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2015 and incorporated herein by reference.

(b) Copy of Side Letter Agreement with Iron Financial, LLC regarding fee waiver and expense reimbursement with respect to the Iron Equity Premium Income Fund – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2015 and incorporated herein by reference.

	15.	(a) Copy of Registrant’s Management Agreement with Miles Capital, Inc. with regard to the Miles Capital Alternatives Advantage Fund –Filed with Registrant’s registration statement on Form N-1A dated January 20, 2016 and incorporated herein by reference.

(b) Copy of Side Letter Agreement with Miles Capital, Inc. regarding fee waiver and expense reimbursement with respect to the Miles Capital Alternatives Advantage Fund – Filed with Registrant’s registration statement on Form N-1A dated January 20, 2016 and incorporated herein by reference.

	16.	(a) Copy of Registrant’s Management Agreement with Selective Wealth Management, LLC with regard to the Selective Opportunity Fund – To be filed.

(e)	Underwriting Contracts.

	1.	Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

	2.	Copy of Registrant’s amended and restated Distribution Agreement with Unified Financial Securities, Inc., dated January 17, 2007 – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2008 and incorporated herein by reference.

	3.	Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 4, 2015 – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2016 and incorporated herein by reference.

	4.	Copy of Distribution Agreement among Registrant, SBAuer Funds, LLC and Unified Financial Securities, Inc., approved December 4, 2015 – Filed with Registrant’s registration statement on Form N-1A dated March 29, 2016 and incorporated herein by reference.

5.

Copy of Distribution Agreement among Registrant, The Roosevelt Investment Group and Unified Financial Securities, Inc., approved December 4, 2015 – Filed with Registrant’s registration statement on Form N-1A dated March 29, 2016 and incorporated herein by reference.

	6.	Copy of Distribution Agreement among Registrant, Symons Capital Management and Unified Financial Securities, Inc., approved December 4, 2015 – Filed with Registrant’s registration statement on Form N-1A dated March 29, 2016 and incorporated herein by reference.

	7.	Copy of Distribution Agreement between Registrant and Ultimus Fund Distributors, LLC, approved [November 14, 2016] – To be filed.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

	1.	Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated October 15, 2010 – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2016 and incorporated herein by reference.

	2.	(a) Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b) Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

	3.	Copy of Registrant’s Custodian Agreement with MUFG Union Bank, N.A. dated [ ] – To be filed.

(h)	Other Material Contracts.

	1.	Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 1, 2005 and incorporated herein by reference.

	2.	Amendment to Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., effective as of October 1, 2007 – Filed with Registrant’s registration statement on Form N-1A dated October 30, 2007 and incorporated herein by reference.

	3.	Third Amendment to Mutual Fund Services Agreement between Registrant and Huntington Asset Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2014 and incorporated herein by reference.

	4.	Compliance Services Agreement between Registrant and Buttonwood Compliance Partners, LLC – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2014 and incorporated herein by reference.

	5.	Registrant’s Investor Class Administration Plan for the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

	6.	Registrant’s Investor Class Administrative Services Plan for the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

	7.	Revolving Credit Agreement between the Registrant and The Huntington National Bank – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2013 and incorporated herein by reference.

	8.	Registrant’s Advisor Class Administrative Services Plan for the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

	9.	Registrant’s Investor Class Administration Plan for the Iron Equity Premium Income Fund – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2015 and incorporated herein by reference.

	10.	Registrant’s Adviser Class Administration Plan for the Selective Opportunity Fund – To be filed.

(i)	Legal Opinion and Consent – To be filed.

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm – To be filed.

(k)	Omitted Financial Statements – None.

(l)	Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

	1.	Copy of Revised Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

	2.	Copy of Revised Rule 12b-1 Distribution Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

	3.	Copy of Rule 12b-1 Distribution Plan for FCI Value Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

	4.	Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

	5.	Copy of Rule 12b-1 Distribution Plan with respect to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

	6.	Copy of Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

	7.	Copy of Rule 12b-1 Distribution Plan with respect to the Advisor Class Shares of the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

	8.	Copy of Rule 12b-1 Distribution Plan with respect to the Class C Shares of the Crawford Dividend Opportunity Fund and the Crawford Dividend Yield Fund – Filed with Registrant’s registration statement on Form N-1A dated April 28, 2015 and incorporated herein by reference.

	9.	Copy of Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Iron Equity Premium Income Fund – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2015 and incorporated herein by reference.

	10.	Copy of Rule 12b-1 Distribution Plan with respect to the Class N Shares of the Miles Capital Alternatives Advantage Fund– Filed with Registrant’s registration statement on Form N-1A dated January 20, 2016 and incorporated herein by reference.

(n)	Rule 18f-3 Plan.

	1.	Copy of Amended and Restated Rule 18f-3 Plan for Crawford Dividend Growth Fund, Crawford Dividend Opportunity Fund, and Crawford Dividend Yield Fund – Filed with Registrant’s registration statement on Form N-1A dated April 28, 2015 and incorporated herein by reference.

	2.	Copy of Rule 18f-3 Plan for the Appleseed Fund –Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

	3.	Copy of Rule 18f-3 Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2012 and incorporated herein by reference.

	4.	Copy of Rule 18f-3 Plan for the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

	5.	Copy of Amended and Restated Rule 18f-3 Plan for the Iron Strategic Income Fund and the Iron Equity Premium Income Fund – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2015 and incorporated herein by reference.

	6.	Copy of Rule 18f-3 Plan for the Miles Capital Alternatives Advantage Fund – Filed with Registrant’s registration statement on Form N-1A dated January 20, 2016 and incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

	1.	Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A on June 20, 2007 and incorporated herein by reference.

	2.	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

	3.	Code of Ethics adopted by Unified Financial Securities, Inc., as distributor to Registrant – Filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

(q)	1.	Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated July 1, 2011 and incorporated herein by reference.

	2.	Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

	3.	Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

	4.	Proxy Voting Policy and Procedures adopted by Pekin Singer Strauss Asset Management, Inc. as advisor to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

	5.	Updated Proxy Voting Policy and Procedures adopted by Symons Capital Management, Inc. as advisor to Symons Value Institutional Fund– Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

	6.	Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as advisor to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

	7.	Proxy Voting Guidelines used with respect to Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated April 11, 2008 and incorporated herein by reference.

	8.	Proxy Voting Policy and Procedures adopted by SBAuer Funds, LLC as adviser to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

	9.	Proxy Voting Policy adopted by Convex Capital Management LLC as subadvisor to the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

	10.	Proxy Voting Policy adopted by Miles Capital, Inc. as adviser to the Miles Capital Alternatives Advantage Fund – Filed with Registrant’s registration statement on Form N-1A dated January 20, 2016 and incorporated herein by reference.

	11.	Proxy Voting Policy adopted by Selective Wealth Management, LLC as adviser to the Selective Opportunity Fund – To be filed.

Item 29.	Persons Controlled by or Under Common Control with Registrant

MTC Holding Corp. owns 100% of Midwest Trust Company, which as of January 4, 2016 owned 98.41% of the FCI Bond Fund. MTC Holding Corp. also owns 100% of FCI Holding Co., which owns 100% of Financial Counselors, Inc. (the Fund’s investment adviser). Bradley Bergman owned 73% of MTC Holding Corp. as of January 4, 2016. As a result, the FCI Bond Fund may be deemed to be under common control with its investment adviser. Each of the above-named companies is organized under the laws of Kansas.

Dennis and Terry Dean beneficially own The C.H. Dean Companies, LLC and its wholly owned subsidiary, C.H. Dean, LLC, as well as Dean Wealth Management LP. As of June 30, 2015, Dean Wealth Management LP owned 44.13% and The C.H. Dean Companies, LLC owned 18.10% of the Dean Mid Cap Fund. The Fund’s investment adviser, Dean Investment Associates LLC, is wholly owned by C.H. Dean LLC, and the Fund’s sub-adviser, Dean Capital Management, is owned 20% by Dean Wealth Management LP and 10% by C.H. Dean LLC. As a result, the Dean Mid Cap Fund may be deemed to be under common control with its investment adviser and sub-adviser. Each of the above-named companies is organized under the laws of Ohio.

Fisher Asset Management, LLC, d/b/a Fisher Investments is a wholly-owned subsidiary of the holding company Fisher Investments, Inc. Mr. Fisher is the founder, Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, and is the Chief Executive Officer and majority shareholder of Fisher Investments, Inc. As such, he controls the Adviser. Fisher Asset Management, LLC and Fisher Investments, Inc. are organized under the laws of                     .

Selective Wealth Management, LLC

Item 30.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 31.	Business and Other Connections of the Investment Advisers

1.	Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, the Crawford Dividend Opportunity Fund, and the Crawford Dividend Yield Fund, each a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

2.	Dean Investment Associates, LLC (“Dean”), serves as investment advisor to the Dean Funds. Stephen M. Miller serves as President and Chief Operating Officer of Dean, and each of Mark E. Schutter, Ronald A. Best and Debra E. Rindler are executive officers. Further information about Dean can be obtained from its Form ADV Part I available on the IAPD.

3.	Dean Capital Management, LLC (“DCM”), serves as sub-advisor to the Dean Funds. Douglas Leach is an executive officer. Further information about DCM can be obtained from its Form ADV Part I available on the IAPD.

4.	Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Bond Fund. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

5.	Iron Financial, LLC serves as investment advisor to the Iron Funds. Mr. Aaron Izenstark is the President and Mr. Richard Lakin is the Chief Compliance Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

6.	Pekin Singer Strauss Asset Management, Inc. (“Pekin”) serves as investment advisor to the Appleseed Fund. Mr. Ronald L. Strauss is the President of Pekin; Richard A. Singer, Brandon Hardy, Alan L. Zable, William A. Pekin, Adam Strauss, Joshua Strauss, and William Schmidle all are executive officers. Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

7.	Symons Capital Management, Inc. (“Symons”) serves as the investment advisor for the Symons Funds. Edward L. Symons, Jr. is the Chairman and Founder, and Colin E. Symons, CFA, is the Chief Investment Officer. Christopher Rickard, Vicki Lynn Ellis, Richard F. Foran and Michael P. Czajka each are executive officers of Symons. Further information about Symons can be obtained from the Form ADV Part I available on the IAPD.

8.	The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Roosevelt Multi-Cap Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. David Sheer and Steven Weiss are executive officers. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

9.	SBAuer Funds, LLC (“SBA”) serves as investment adviser to the Auer Growth Fund. Mr. David Gilreath and Mr. Ronald Brock are executive officers of SBA and members of Sheaff Brock Investment Advisors, LLC. Further information about SBA and Sheaff Brock can be obtained from their respective Forms ADV Part I available on the IAPD

10.	Spouting Rock Fund Management (“Spouting Rock”) serves as adviser to the Spouting Rock/Convex Dynamic Global Macro Fund. Erich M. Hickey is the President and Chief Executive Officer of Spouting Rock. Further information about Spouting Rock can be obtained from its Form ADV Part I available on the IAPD.

11.	Convex Capital Management LLC (“Convex”) serves as sub-adviser to the Spouting Rock/Convex Dynamic Global Macro Fund. Saumen Chattopadhyay is the Managing Member of Convex. Further information about Convex can be obtained from its Form ADV Part I available on the IAPD.

12.	Miles Capital, Inc. (“Miles”) serves as adviser to the Miles Capital Alternatives Advantage Fund. David Miles is the Chairman of Miles and Gregory Boal is the Chief Executive Officer of Miles. Further information about Miles can be obtained from its Form ADV Part I available on the IAPD.

13.	Fisher Asset Management, LLC d/b/a Fisher Investments, the adviser to the Fisher All-Purpose Fund, provides investment advisory services for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. To the knowledge of Registrant, none of the directors or officers of Fisher Investments is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

14.	Selective Wealth Management, LLC, the adviser to the Selective Opportunity Fund, .

Item 32.	(a) Unified Financial Securities, LLC is the principal underwriter for all series of the Trust. Unified Financial Securities, LLC also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: American Pension Investors Trust, Bruce Fund, Inc., HC Capital Trust, Huntington Funds, Capitol Series Trust, Valued Advisers Trust, and Commonwealth International Series Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
R. Jeffrey Young[1]	President	None

John C. Swhear[2]	Chief Compliance Officer	Vice President

Karyn Cunningham[2]	Financial and Operations Principal	None

1	The principal business address of this individual is 2 Easton Oval, Suite 300, Columbus, OH 43219.
2	The principal business address of this individual is 9465 Counselors Row, Suite 200, Indianapolis, IN 46240.

(c)	Not applicable.

2.(a) Ultimus Fund Distributors, LLC is the principal underwriter for the Fund. Ultimus Fund Distributors, LLC also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AlphaMark Investment Trust	Schwartz Investment Trust

BPV Family of Funds	Stralem Fund

CM Advisors Family of Funds	TFS Capital Investment Trust

Eubel Brady & Suttman Mutual Fund Trust	First Pacific Mutual Fund, Inc.

Gardner Lewis Investment Trust	The Cutler Trust

Hussman Investment Trust	The First Western Funds Trust

Papp Investment Trust	The Investment House Funds

Piedmont Investment Trust	Williamsburg Investment Trust

Profit Funds Investment Trust	WST Investment Trust

FSI Low Beta Absolute Return Fund	Alta Trust Company

Name	Position with Distributor	Position with Registrant
Robert G. Dorsey	President/Managing Director	Trustee

Mark J. Seger	Treasurer/Managing Director	Assistant Treasurer

Wade R. Bridge	Vice President	None

Craig J. Hunt	Vice President	None

Jeffrey D. Moeller	Vice President	None

Tina H. Bloom	Vice President	None

Kristine M. Limbert	Vice President	None

Nancy Aleshire	Vice President	None

Douglas K. Jones	Vice President	None

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b) (2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

MUFG Union Bank, N.A.

350 California Street, Suite 2018

San Francisco, CA 94104

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

Dean Investment Associates, LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, OH 45431

Dean Capital Management, LLC

7450 West 130th Street, Suite 150

Overland Park, KS 66213

Financial Counselors, Inc.

442 West 47th Street

Kansas City, Missouri 63112

Iron Financial, LLC

630 Dundee Rd.

Suite 200

Northbrook, IL 60062

Pekin Singer Strauss Asset Management, Inc.

21 S. Clark Street, Suite 3325

Chicago, IL 60603

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, Pennsylvania 15228

The Roosevelt Investment Group

317 Madison Ave., Suite 1004

New York, New York 10017

Spouting Rock Fund Management

100 Matsonford Road

Five Radnor Corporate Center Suite 441

Radnor, PA 19087

Convex Capital Management LLC

4200 Cantera Drive

Unit 203

Warrenville, IL 60555

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, IA 50266

SB Auer Funds, LLC

8801 River Crossing Blvd., Suite 100

Indianapolis, IN 46240

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive

Camas, WA 98607

Selective Wealth Management, LLC

828 Main St., Suite 1703

Lynchburg, VA 24504

Each advisor (or sub-advisor) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 34.	Management Services

None.

Item 35.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on September 26, 2016.

UNIFIED SERIES TRUST

By:	/s/ Dave Carson*
Dave Carson, President

Attest:

By:	/s/ Zachary Richmond*

Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date

/s/ Dave Carson* Dave Carson	President	September 26, 2016

/s/ Zachary Richmond* Zachary Richmond	Treasurer and CFO	September 26, 2016

/s/ Daniel Condon* Daniel Condon	Trustee	September 26, 2016

/s/ Gary E. Hippenstiel* Gary E. Hippenstiel	Trustee	September 26, 2016

/s/ Stephen Little* Stephen Little	Trustee	September 26, 2016

/s/ Ronald Tritschler* Ronald Tritschler	Trustee	September 26, 2016

/s/ Nancy V. Kelly* Nancy V. Kelly	Trustee	September 26, 2016

/s/ Kenneth Grant* Kenneth Grant	Trustee	September 26, 2016

*/s/ Bo J. Howell
Bo J. Howell, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated February 15, 2016 and filed with Registrant’s registration statement on Form N-1A on March 29, 2016 and incorporated herein by reference.